UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor Asset Management Inc.
Address: Bay Adelaide Centre
         333 Bay Street, Suite 1230
         Toronto, Ontario, Canada M5H 2R2


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Financial Officer and Chief Operating Officer
Phone: 416-304-9674

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt          Toronto, Ontario, Canada      November 7, 2012
-----------------------       ------------------------   -----------------------
     [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $437,223
                                          (thousands)

List of Other Included Managers: NONE

                                                               VALUE    SHARES/  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP         (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
AGRIUM INC                     COM             008916 10 8     20531     197900  SH       SOLE                  197900
APACHE CORP                    COM             037411 10 5       311       3600  SH       SOLE                    3600
APOLLO GLOBAL MGMT LLC         CL A SHS        037612 30 6      6082     414900  SH       SOLE                  414900
BANK MONTREAL QUE              COM             063671 10 1     23957     405400  SH       SOLE                  405400
BANK NOVA SCOTIA HALIFAX       COM             064149 10 7     16168     294800  SH       SOLE                  294800
BARRICK GOLD CORP              COM             067901 10 8     25274     604900  SH       SOLE                  604900
BAYTEX ENERGY CORP             COM             07317Q 10 5     10626     223609  SH       SOLE                  223609
CANADIAN NAT RES LTD           COM             136385 10 1     25617     830400  SH       SOLE                  830400
CANADIAN NATL RY CO            COM             136375 10 2       619       7000  SH       SOLE                    7000
CENOVUS ENERGY INC             COM             15135U 10 9      6662     190900  SH       SOLE                  190900
COACH INC                      COM             189754 10 4      4756      84900  SH       SOLE                   84900
CSX CORP                       COM             126408 10 3     24782    1194300  SH       SOLE                 1194300
DEERE & CO                     COM             244199 10 5     28535     346000  SH       SOLE                  346000
FREEPORT-MCMORAN COPPER & GO   COM             35671D 85 7     22482     568000  SH       SOLE                  568000
GOOGLE INC                     CL A            38259P 50 8     19768      26200  SH       SOLE                   26200
GROUPE CGI INC                 CL A SUB VTG    39945C 10 9     20566     765900  SH       SOLE                  765900
HONEYWELL INTL INC             COM             438516 10 6      5371      89900  SH       SOLE                   89900
JPMORGAN CHASE & CO            COM             46625H 10 0      4647     114800  SH       SOLE                  114800
MAGNA INTL INC                 COM             559222 40 1     17973     415700  SH       SOLE                  415700
MANULIFE FINL CORP             COM             56501R 10 6     18287    1517300  SH       SOLE                 1517300
MCDONALDS CORP                 COM             580135 10 1      4450      48500  SH       SOLE                   48500
NEXEN INC                      COM             65334H 10 2     26235    1035900  SH       SOLE                 1035900
OPEN TEXT CORP                 COM             683715 10 6     17049     309200  SH       SOLE                  309200
PRECISION DRILLING CORP        COM 2010        74022D 30 8      4270     543100  SH       SOLE                  543100
PROGRESSIVE WASTE SOLUTIONS    COM             74339G 10 1      2422     117600  SH       SOLE                  117600
REGIONS FINANCIAL CORP NEW     COM             7591EP 10 0      5406     751400  SH       SOLE                  751400
RESEARCH IN MOTION LTD         COM             760975 10 2      1525     199400  SH       SOLE                  199400
SILVER WHEATON CORP            COM             828336 10 7      6348     159700  SH       SOLE                  159700
TAHOE RES INC                  COM             873868 10 3      6708     329400  SH       SOLE                  329400
TORONTO DOMINION BK ONT        COM NEW         891160 50 9     25685     308000  SH       SOLE                  308000
U S G CORP                     COM NEW         903293 40 5      1539      70100  SH       SOLE                   70100
VALERO ENERGY CORP NEW         COM             91913Y 10 0     27591     870900  SH       SOLE                  870900
WALGREEN CO                    COM             931422 10 9       481      13200  SH       SOLE                   13200
WHIRLPOOL CORP                 COM             963320 10 6      4502      54300  SH       SOLE                   54300